Shareholder Report, Holdings (Details) - Class A	Jul. 31, 2024
Asia [Member]
Holdings [Line Items]
Percent of Total Investments	80.00%
Latin America & Caribbean [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Europe [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Europe [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%
Asia [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
Australia & New Zealand [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
North America [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Middle East & Africa [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Short-Term Investments. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%